RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties [Table Text Block]	Due from related parties
	June 30,
	2014	2015
China Techenergy	$19,039	$34,472
Shenhua Information	3,833	3,447
Hollysys Machine	848	1,158

	$23,720	$39,077

Schedule Of Amount Due To Related Parties [Table Text Block]	Due to related parties
	June 30,
	2014	2015
China Techenergy	$2,267	$837
Shenhua Information	1,591	818
Hollysys Machine	82	9
Electric Motor	48	49

	$3,988	$1,713

Schedule of Related Party Transactions [Table Text Block]
Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2013	2014	2015
Hollysys Machine	$973	$1,980	$914
Shenhua Information	365	323	368
New Huake(1)	70	-	-
Electric Motor	68	14	51
China Techenergy	-	-	1

	$1,475	$2,317	$1,334

(1)	The Company disposed its interest in New Huake during fiscal year 2015, and New Huake is no longer a related party of the Company as of June 30, 2015

Sales of goods and integrated solutions to:

	Year ended June 30,
	2013	2014	2015
China Techenergy	$17,060	$3,136	$21,936
Shenhua Information	1,936	2,726	2,128
Hollysys Machine	557	921	512
Electric Motor	4	2	1

	$19,557	$6,785	$24,577

Operating lease income from:

	Year ended June 30,
	2013	2014	2015
Hollysys Machine	$66	$65	$41